Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO ($)(2)(7)	Compensation Actually Paid to PEO ($)(3)(7)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)(7)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)(7)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($) (in thousands)	Change in Book Value Per Share Plus Change in Accumulated Dividends(6) (%)

					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)

2025	12,951,841	25,333,079	5,061,007	7,443,564	176.40	221.66	2,646,959	27.0%
2024	11,667,346	27,853,267	4,563,567	7,455,791	155.11	203.42	1,834,985	19.4%
2023	23,676,250	30,196,291	4,913,513	6,003,582	121.41	152.29	3,620,127	59.3%
2022	10,232,091	10,187,500	3,383,118	3,584,853	113.23	137.26	(1,159,816)	(19.7)%
2021	8,943,295	8,244,950	2,967,335	2,788,168	103.07	119.57	(103,440)	(3.5)%

Company Selected Measure Name	Change in book value per share plus change in accumulated dividends
Named Executive Officers, Footnote	Kevin J. O’Donnell has served as our principal executive officer for the entirety of 2021, 2022, 2023, 2024 and 2025. Our other named executive officers for the applicable years were as follows:
–2025: Robert Qutub; Ross A. Curtis; David Marra; and Shannon L. Bender
–2024: Robert Qutub; Ross A. Curtis; David Marra; and Shannon L. Bender
–2023: Robert Qutub; Ross A. Curtis; David Marra; Shannon L. Bender; and Ian D. Branagan
–2022: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean Brosnan
	–2021: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean Brosnan
Peer Group Issuers, Footnote	The TSR peer group consists of the S&P 1500 Property & Casualty Insurance Index, an independently prepared index that includes companies in the property and casualty insurance industry (and which is used for the Company’s stock performance chart in the annual
	report)
PEO Total Compensation Amount	$ 12,951,841	$ 11,667,346	$ 23,676,250	$ 10,232,091	$ 8,943,295
PEO Actually Paid Compensation Amount	$ 25,333,079	27,853,267	30,196,291	10,187,500	8,244,950
Adjustment To PEO Compensation, Footnote	To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the “Summary Compensation
Table” for the applicable year. A reconciliation of the adjustments for Mr. O’Donnell and for the average of the other named executive officers is set forth following the footnotes to this table.
CAP Adjustments – Kevin J. O’Donnell

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)

2025	12,951,841	(5,014,732)	7,268,661	10,560,494	—	(658,164)	—	224,979	25,333,079
2024	11,667,346	(5,014,654)	6,843,195	12,076,407	—	2,073,532	—	207,441	27,853,267
2023	23,676,250	(17,014,841)	17,338,993	4,940,668	—	1,123,167	—	132,054	30,196,291
2022	10,232,091	(5,014,750)	6,350,040	740,992	—	(372,333)	(1,806,074)	57,534	10,187,500
2021	8,943,295	(4,674,712)	4,867,899	165,907	—	(19,819)	(1,208,330)	170,710	8,244,950

Non-PEO NEO Average Total Compensation Amount	$ 5,061,007	4,563,567	4,913,513	3,383,118	2,967,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,443,564	7,455,791	6,003,582	3,584,853	2,788,168
Adjustment to Non-PEO NEO Compensation Footnote	CAP Adjustments – Other Non-PEO Named Executive Officers (Average)

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)

2025	5,061,007	(1,774,665)	2,572,308	1,686,068	—	(142,062)	—	40,908	7,443,564
2024	4,563,567	(1,574,730)	2,148,938	1,840,926	—	440,045	—	37,045	7,455,791
2023	4,913,513	(2,308,267)	2,318,756	545,113	170,752	330,142	—	33,573	6,003,582
2022	3,383,118	(1,446,571)	1,831,753	208,920	—	(122,955)	(287,819)	18,407	3,584,853
2021	2,967,335	(1,267,789)	1,320,181	45,919	—	(10,064)	(302,207)	34,793	2,788,168
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the CAP
Adjustments - Other Non-PEO Named Executive Officer table, amounts shown represent averages. See footnote 1 for a list of the named executive officers included in the average for each indicated fiscal year.
(b)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)Represents the aggregate value of dividends paid, including on vested and on outstanding and unvested stock awards.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Please see “Compensation Discussion and Analysis” for a further description of these metrics and how they are used in our executive compensation program.
•Change in book value per share plus change in accumulated dividends
•Adjusted Operating ROE
•Gross premiums written
•Underwriting expense ratio

Total Shareholder Return Amount	$ 176.40	155.11	121.41	113.23	103.07
Peer Group Total Shareholder Return Amount	221.66	203.42	152.29	137.26	119.57
Net Income (Loss)	$ 2,646,959,000	$ 1,834,985,000	$ 3,620,127,000	$ (1,159,816,000)	$ (103,440,000)
Company Selected Measure Amount	0.270	0.194	0.593	(0.197)	(0.035)
PEO Name	Kevin J. O’Donnell
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the “Summary Compensation Table” for the applicable year in the case of Mr. O’Donnell and (ii) the average of the total compensation reported in the “Summary Compensation Table” for the applicable year for our other named executive officers for the applicable year.
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.
The amounts reported in the prior Pay Versus Performance disclosure have been updated to include: (1) for 2021 to 2024, tax reimbursements that were inadvertently excluded for the additional taxes incurred when a named executive officer is required to work in a tax jurisdiction other than their primary work jurisdiction (this benefit is provided to all Company employees); and, (2) for 2023 and 2024, dividends accrued and paid on performance shares that were inadvertently excluded.

Measure:: 1
Pay vs Performance Disclosure
Name	Change in book value per share plus change in accumulated dividends
Non-GAAP Measure Description	As noted in “Compensation Discussion and Analysis,” the Governance and Human Capital Committee selected change in book value per common share plus change in accumulated dividends as a key metric for evaluating and rewarding management’s performance in the
2025 incentive program design. This measure is used to determine the vesting of 75% of the performance share awards, the most heavily weighted component of our executive compensation program.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating ROE
Measure:: 4
Pay vs Performance Disclosure
Name	Gross premiums written
Measure:: 5
Pay vs Performance Disclosure
Name	Underwriting expense ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,014,732)	$ (5,014,654)	$ (17,014,841)	$ (5,014,750)	$ (4,674,712)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,268,661	6,843,195	17,338,993	6,350,040	4,867,899
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,560,494	12,076,407	4,940,668	740,992	165,907
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(658,164)	2,073,532	1,123,167	(372,333)	(19,819)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(1,806,074)	(1,208,330)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	224,979	207,441	132,054	57,534	170,710
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,774,665)	(1,574,730)	(2,308,267)	(1,446,571)	(1,267,789)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,572,308	2,148,938	2,318,756	1,831,753	1,320,181
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,686,068	1,840,926	545,113	208,920	45,919
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	170,752	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,062)	440,045	330,142	(122,955)	(10,064)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(287,819)	(302,207)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 40,908	$ 37,045	$ 33,573	$ 18,407	$ 34,793